Notes Related to the Consolidated Statements of Financial Position - Schedule of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Beginning balance	€ 53	€ 57	€ 61
Increase	(36)	(4)	(4)
Reclassification	1,596
Ending balance	1,613	53	57
Gross carrying amount [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	234	209	184
Increase	3	25	25
Reclassification	1,596
Ending balance	1,833	234	209
Gross carrying amount [member] | Other intangible assets [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	234	209	184
Increase	3	25	25
Reclassification	1,596
Ending balance	1,833	234	209
Accumulated Amortization and Depreciation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(181)	(152)	(122)
Increase	(39)	(29)	(29)
Ending balance	(220)	(181)	(152)
Accumulated Amortization and Depreciation [member] | Other intangible assets [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(181)	(152)	(122)
Increase	(39)	(29)	(29)
Ending balance	€ (220)	€ (181)	€ (152)